Summary of Significant Accounting Policies - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs [Line Items]
Fair value as of August 2, 2024	$ 4,446,779
Change in fair value	237,055	237,055
Fair value as of June 30, 2025	$ 4,683,834	$ 4,683,834